Accrued liabilities	12 Months Ended
Dec. 31, 2020
Text Block [Abstract]
Accrued liabilities
15. Accrued liabilities

	2020	2019
	€	€
Consulting, professional and audit liability	1,505,304	436,768
Clinical accrued liabilities	635,820	357,719
Manufacturing accrued liabilities	970,587	283,115
Pre-clinical accrued liabilities	421,429	275,460
Personnel related accruals	875,238	—
Other accrued liabilities	58,459	53,297

	4,466,837	1,406,359